ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 91.4%
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.6%
Dorman Products (1)(2)	990,000	9,999
Drew Industries (2)	76,600	1,935
Fuel Systems Solutions (2)	625,000	7,950
Shiloh Industries (2)	350,000	4,718
Strattec Security (1)(2)	280,500	10,734
		35,336
Automobiles 0.4%
Winnebago	660,000	20,711
		20,711
Distributors 0.7%
Building Material Holding	910,000	23,678
Keystone Automotive (2)	450,000	17,109
		40,787
Diversified Consumer Services 0.1%
Matthews International, Class A	175,000	6,442
		6,442
Hotels, Restaurants & Leisure 2.6%
Applebee's	580,000	12,476
Centerplate, Equity Units (1)	37,300	609
Champps Entertainment (1)(2)	1,060,000	6,445
Champps Entertainment, Warrants, 12/15/07 (1)(2)	93,809	0
Orient-Express, Class A	950,000	35,511
Rare Hospitality International (2)	1,512,900	46,234
Ruby Tuesday	1,005,000	28,331
Steak 'N Shake (2)	1,125,000	19,001
		148,607
Household Durables 2.4%
Cavalier Homes (1)(2)	1,550,000	4,944
Cavco Industries (1)(2)	400,000	12,604
Chromcraft Revington (1)(2)	513,800	5,076
CSS Industries (1)	939,300	27,916
Dixie Group (2)	935,000	13,950
M/i Homes	130,000	4,596
Orleans Homebuilders	825,000	9,677
Palm Harbor Homes (2)	685,000	10,248
Skyline (1)	529,700	20,240
Stanley Furniture (1)	894,500	19,062
WCI Communities (2)	720,000	12,557
		140,870
Leisure Equipment & Products 0.6%
Pool	879,200	33,849
		33,849
Media 1.5%
Courier (1)	976,800	36,278
Fisher Communications (2)	115,900	4,816
Journal Register	1,863,000	10,563
Live Nation (2)	790,000	16,132
Regent Communications (2)	1,130,000	4,283
Saga Communications (2)	1,456,000	11,269
Spanish Broadcasting, Class A (2)	1,080,000	4,720
		88,061
Multiline Retail 0.1%
Fred's, Class A	594,200	7,499
		7,499
Specialty Retail 2.9%
Aaron Rents, Class A (1)	682,150	14,325
Aaron Rents, Class B (1)	2,113,050	48,558
Cost Plus (2)	870,000	10,414
Hancock Fabrics (1)(2)	1,590,800	4,566
Haverty Furniture	1,082,400	17,264
Hibbett Sporting Goods (2)	1,500,000	39,270
S & K Famous Brands (1)	300,300	4,075
Stein Mart	2,035,000	30,952
		169,424
Textiles, Apparel & Luxury Goods 0.4%
Culp (1)(2)	700,000	3,885
Cutter & Buck (1)	1,000,000	9,670
Steven Madden	290,000	11,380
Weyco Group	9,435	211
		25,146
Total Consumer Discretionary		716,732
CONSUMER STAPLES 1.6%
Beverages 0.3%
Coca-Cola Bottling	283,000	17,540
		17,540
Food & Staples Retailing 0.6%
Casey's General Stores	300,000	6,681
Nash Finch (1)	703,500	16,553
Wild Oats Markets (2)	817,900	13,226
		36,460
Food Products 0.3%
Boswell	23,457	16,936
Monterey Pasta (1)(2)	1,000,000	3,780
		20,716
Household Products 0.2%
Oil-Dri	608,250	9,215
		9,215
Tobacco 0.2%
Alliance One International (2)	2,550,000	10,455
		10,455

Total Consumer Staples		94,386
ENERGY 7.8%

Energy Equipment & Services 4.4%
Atwood Oceanics (2)	600,000	26,982
Carbo Ceramics	301,850	10,876
Geophysique ADR	353,415	10,913
Hydril (2)	315,000	17,659
Lone Star Technologies (2)	600,000	29,028
Superior Well Services (2)	140,000	2,772
TETRA Technologies (1)(2)	4,000,000	96,640
Todco (2)	1,110,000	38,406
Union Drilling (2)	600,000	6,600
W-H Energy Services (2)	438,000	18,164
		258,040
Oil, Gas & Consumable Fuels 3.4%
Encore Acquisition (2)	1,720,000	41,865
Forest Oil (2)	978,100	30,898
Geomet (2)	400,000	3,760
Mariner Energy (2)	791,570	14,541
Penn Virginia	838,600	53,176
Whiting Petroleum (2)	1,405,400	56,356
		200,596

Total Energy		458,636
FINANCIALS 21.4%

Capital Markets 1.5%
Allied Capital	842,900	25,464
American Capital Strategies	222,200	8,770
Ares Capital (2)	212,816	3,707
Capital Southwest	110,000	13,106
Gladstone Capital	100,000	2,201
Hercules Technology Growth	390,034	5,004
JMP Holdings (2)(3)(4)	240,000	2,400
Piper Jaffray (2)	125,000	7,578
Sanders Morris Harris Group	1,090,000	13,636
Stifel Financial (2)	236,000	7,491
		89,357
Commercial Banks 7.2%
Boston Private Financial	420,000	11,710
Cascade Bancorp	50,300	1,889
CoBiz	879,400	20,103
East West Bancorp	1,819,800	72,082
First Financial Fund	840,000	14,507
First Republic Bank	1,251,150	53,249
GB&T Bancshares	249,000	5,241
Glacier Bancorp	1,100,000	37,587
Home Bancshares	168,300	3,716
Nexity Financial (2)	252,400	2,791
Placer Sierra Bancshares	510,000	11,327
Preferred Bank (1)	350,000	20,989
Sandy Spring Bancorp	246,515	8,717
SVB Financial Group (2)	751,500	33,547
Texas Regional Bancshares, Class A	1,660,000	63,827
UCBH Holdings	1,919,400	33,513
Wintrust Financial	525,000	26,329
		421,124
Insurance 4.6%
Bristol West Holdings	507,600	7,386
Hub International	750,300	21,699
KMG America (2)	870,000	6,394
Markel (2)	117,600	48,294
MaxRe Capital	1,400,000	32,144
Midland	910,000	39,421
Ohio Casualty	504,300	13,046
ProAssurance (1)(2)	1,558,500	76,803
Procentury (1)	1,125,000	16,875
Seabright Insurance (2)	333,800	4,663
		266,725
Real Estate Investment Trusts (REITs) 6.9%
Columbia Equity Trust, REIT (1)	960,000	15,984
EastGroup Properties, REIT	400,000	19,944
First Potomac Realty Trust, REIT	279,000	8,431
Glenborough Realty Trust, REIT	770,000	19,812
Innkeepers USA, REIT	1,998,500	32,556
Kilroy Realty, REIT	1,315,800	99,132
Kite Realty Group Trust, REIT (1)	1,805,000	30,757
LaSalle Hotel Properties, REIT	989,600	42,889
National Health Realty, REIT (1)	753,900	15,010
Potlatch, REIT	892,520	33,113
Saul Centers, REIT	21,700	977
Strategic Hotel Capital, REIT	1,925,000	38,269
Washington SBI, REIT	1,113,400	44,313
		401,187
Real Estate Management & Development 0.9%
Trammell Crow (2)	1,522,700	55,594
		55,594
Thrifts & Mortgage Finance 0.3%
Harbor Florida Bancshares	250,000	11,078
Net Bank	1,505,100	9,106
		20,184

Total Financials		1,254,171
HEALTH CARE 5.5%

Biotechnology 1.0%
Cougar Biotechnology (2)(4)	88,812	360
deCode genetics (2)	832,600	4,579
Idenix Pharmaceuticals (2)	204,000	1,979
Inhibitex (1)(2)	1,700,000	2,601
Inhibitex, Warrants, 11/20/09 (1)(2)(4)	211,281	0
Lexicon Genetics (2)	575,000	2,168
Martek Biosciences (2)	150,000	3,227
Momenta Pharmaceuticals (2)	100,000	1,352
Myogen (2)	310,000	10,875
Myriad Genetics (2)	610,300	15,044
NPS Pharmaceuticals (2)	458,100	1,745
Pharmion (2)	655,000	14,115
		58,045
Health Care Equipment & Supplies 2.2%
Analogic	350,000	17,962
Arrow International	910,000	28,947
Atrion (1)	168,000	13,045
National Dentex (2)	65,000	1,277
Quidel (1)(2)	2,145,000	30,288
Regeneration Technologies (2)	450,000	3,159
Sonic Innovations (1)(2)	1,451,300	5,950
Strategic Diagnostics (1)(2)	1,025,000	3,946
TriPath Imaging (2)	1,225,000	11,062
West Pharmaceutical Services	313,600	12,315
		127,951
Health Care Providers & Services 1.8%
Capital Senior Living (1)(2)	1,560,000	14,430
Landauer (1)	577,600	29,313
National Healthcare	180,000	9,671
Odyssey Healthcare (2)	121,800	1,727
Owens & Minor	1,417,300	46,615
SRI Surgical Express (1)(2)	490,000	2,132
		103,888
Life Sciences Tools & Services 0.5%
Diversa (2)	1,467,100	11,766
Exelixis (2)	2,047,600	17,835
		29,601

Total Health Care		319,485
INDUSTRIALS & BUSINESS SERVICES 22.7%
Aerospace & Defense 0.2%
EDO	304,200	6,960
TransTechnology (1)(2)	516,100	6,426
		13,386
Air Freight & Logistics 1.2%
Hub Group, Class A (2)	1,446,400	32,949
UTi Worldwide	1,410,000	39,438
		72,387
Airlines 0.3%
Frontier Airlines Holdings (2)	1,525,800	12,588
Midwest Air Group (2)	525,000	4,137
		16,725
Building Products 1.6%
Ameron International (1)	512,000	34,017
Builders FirstSource (2)	505,000	7,691
ElkCorp	715,000	19,412
Quixote	435,000	7,752
Universal Forest Products	470,000	23,054
		91,926
Commercial Services & Supplies 3.0%
American Ecology	675,000	13,325
Casella Waste Systems, Class A (1)(2)	1,791,000	18,519
FTI Consulting (2)	1,528,700	38,309
G & K Services, Class A	680,000	24,772
Integrated Water Resources (2)	200,000	22
McGrath RentCorp (1)	1,650,000	42,240
Pike Electric (2)	465,000	6,929
Synagro Technologies	1,762,000	7,436
Taleo, Class A (2)	553,000	5,596
Waste Connections (2)	500,000	18,955
		176,103
Construction & Engineering 0.8%
Insituform Technologies, Class A (1)(2)	1,675,000	40,669
Sterling Construction (2)	195,000	3,912
		44,581
Electrical Equipment 2.9%
Belden CDT	1,180,000	45,111
C&D Technologies (1)	1,725,000	12,248
Franklin Electric	818,900	43,516
Genlyte Group (2)	620,000	44,144
LSI Industries	369,000	5,996
Woodward Governor	612,700	20,550
		171,565
Industrial Conglomerates 1.1%
Raven Industries (1)	2,126,800	63,825
		63,825
Machinery 4.8%
3-D Systems (1)(2)	1,320,624	24,220
Accuride (2)	945,000	10,405
Badger Meter (1)	684,400	17,240
Cascade	300,000	13,695
CIRCOR International	351,300	10,732
JLG Industries	4,600,000	91,126
Joy Global	160,000	6,018
K-Tron (1)(2)	256,323	16,205
Lydall (1)(2)	1,295,300	11,528
Nordson	555,700	22,150
Oshkosh Truck	628,500	31,720
Repower Systems (EUR) (1)(2)	360,000	25,393
		280,432
Marine 1.2%
International Shipholding (1)(2)	850,062	10,643
Kirby Corporation (2)	1,010,000	31,643
Overseas Shipholding Group	450,000	27,797
		70,083
Road & Rail 4.0%
Dollar Thrifty Auto Group (1)(2)	1,275,000	56,827
Genesee & Wyoming, Class A (2)	2,055,000	47,717
Landstar Systems	2,592,600	110,704
Vitran (1)(2)	875,000	16,187
		231,435
Trading Companies & Distributors 1.1%
Aceto (1)	1,778,200	12,519
Electro Rent (1)(2)	2,008,700	34,168
Valley National Gases (1)	750,000	18,727
		65,414
Transportation Infrastructure 0.5%
Macquarie Infrastructure Company Trust	890,000	27,750
		27,750
Total Industrials & Business Services		1,325,612
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 0.4%
Comarco (1)(2)	662,200	5,893
IXIA (2)	625,000	5,569
Packeteer (2)	859,000	7,396
Zhone Technologies (2)	2,400,000	2,568
		21,426
Computers & Peripherals 0.4%
Neoware (2)	425,000	5,776
Synaptics (2)	700,000	17,059
		22,835
Electronic Equipment & Instruments 1.4%
Cyberoptics (1)(2)	490,000	6,468
FLIR Systems (2)	913,100	24,800
Gsi Group (2)	602,949	5,638
GTSI (1)(2)	608,600	5,124
Littelfuse (2)	660,000	22,902
Methode Electronics	765,000	7,275
Plexus (2)	32,000	614
Richardson Electronics	725,000	6,547
Zygo (2)	62,246	794
		80,162
Internet Software & Services 0.6%
Chordiant Software (2)	175,000	538
Clarus (2)	510,200	3,745
Digitas (2)	273,200	2,628
LookSmart (2)	750,000	2,205
S1 (2)	1,100,000	5,071
Saba Software (2)	100,000	527
Websense (2)	1,005,100	21,720
		36,434
IT Services 1.2%
Edgewater Technology (2)	250,000	1,425
Keane (2)	1,450,000	20,895
MPS Group (2)	2,127,800	32,151
Safeguard Scientifics (2)	575,200	1,127
Startek	700,000	8,729
TNS (2)	250,000	3,765
		68,092
Semiconductor & Semiconductor Equipment 2.4%
Advanced Energy Industries (2)	1,100,000	18,744
ATMI (2)	421,600	12,256
Brooks-Pri Automation (2)	3,045,000	39,737
California Micro Devices (1)(2)	1,600,000	8,160
Cohu	105,000	1,872
Conexant Systems (2)	1,100,000	2,200
Entegris (2)	3,000,000	32,730
Intevac (2)	750,000	12,600
Lattice Semiconductor (2)	800,000	5,456
Microsemi (2)	135,000	2,545
Pixelworks (2)	1,350,000	3,983
Power Integrations (2)	125,000	2,450
		142,733
Software 1.3%
Ansoft (2)	225,000	5,605
Catapult Communications (2)	570,000	4,765
Moldflow (2)	555,300	6,614
Progress Software (2)	1,195,700	31,088
SPSS (2)	685,000	17,077
Wind River Systems (2)	1,050,000	11,245
		76,394

Total Information Technology		448,076
MATERIALS 7.7%

Chemicals 2.6%
Airgas	270,000	9,766
American Vanguard (1)	1,978,000	27,692
Arch Chemicals	606,900	17,266
Hawkins Chemical	382,521	5,439
Innospec (1)	1,332,730	39,582
Lesco (1)(2)	590,500	4,783
MacDermid	450,000	14,679
Material Sciences (2)	653,700	6,511
Minerals Technologies	10,000	534
Penford (1)	840,000	12,718
Symyx Technologies (2)	500,000	10,595
		149,565
Construction Materials 0.6%
Florida Rock Industries	901,950	34,915
		34,915
Containers & Packaging 0.4%
Chesapeake Corp.	560,100	8,015
Myers Industries	1,010,000	17,170
		25,185
Metals & Mining 3.3%
Carpenter Technology	707,000	76,010
Centerra Gold (CAD) (2)(3)	3,300,000	32,994
Cleveland-Cliffs	390,000	14,863
Gibraltar Industries	1,407,400	31,216
Meridian Gold (2)	600,000	14,916
Metal Management	679,600	18,920
Stillwater Mining (2)	435,000	3,654
Synalloy (2)	207,900	2,951
		195,524
Paper & Forest Products 0.8%
Deltic Timber (1)	685,300	32,661
Wausau Paper	900,000	12,150
		44,811
Total Materials		450,000
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.3%
Hickory Technology	470,200	3,291
Ntelos (2)	85,000	1,086
Premiere Global Services (2)	2,100,000	18,228
		22,605
Wireless Telecommunication Services 0.1%
Wireless Facilities (2)	1,629,400	3,487
		3,487
Total Telecommunication Services		26,092
TRUSTS & MUTUAL FUNDS 1.2%
Trusts & Mutual Funds 1.2%
Central Fund of Canada, Class A	1,991,700	16,750
European Capital (EUR) (2)(4)	646,624	5,453
iShares Russell 2000 Value	630,000	46,462
Total Trusts & Mutual Funds		68,665
UTILITIES 3.1%
Electric Utilities 1.7%
Cleco	1,205,200	30,419
El Paso Electric (2)	1,405,900	31,408
Empire District Electronics	622,200	13,925
Green Mountain Power	216,000	7,208
Otter Tail	140,000	4,094
Unisource Energy	450,000	14,998
		102,052
Gas Utilities 0.3%
Southwest Gas	625,000	20,825
		20,825
Independent Power Producers & Energy Traders 0.7%
Black Hills	1,145,600	38,504
		38,504
Multi-Utilities 0.2%
Vectren	445,900	11,972
		11,972
Water Utilities 0.2%
Southwest Water (1)	736,261	9,005
Western Water (1)(2)	2,259	297
		9,302
Total Utilities		182,655
Total Common Stocks (Cost $2,987,432)		5,344,510
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Broadcasting 0.0%
Spanish Broadcasting, 10.75%	2,394	2,609
Total Preferred Stocks (Cost $2,340)		2,609
CONVERTIBLE PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Biotechnology 0.1%
Cougar Biotechnology, Series A, 4.00% (2)(4)	799,304	3,240
		3,240
INDUSTRIALS & BUSINESS SERVICES 0.0%
Marine 0.0%
International Shipholding, 6.00% (1)	25,000	1,094
		1,094

Total Convertible Preferred Stocks (Cost $4,850)		4,334
CONVERTIBLE BONDS 1.0%
3-D Systems, 6.00%, 11/30/13 (1)(4)	4,600,000	8,287
Champps Entertainment, 5.50%, 12/15/07 (1)	4,000,000	3,905
deCode genetics, 3.50%, 4/15/11	5,000,000	3,903
Frontier Airlines, 5.00%, 12/15/25	2,000,000	2,070
Incyte, 3.50%, 2/15/11	8,000,000	6,074
NPS Pharmaceuticals, 3.00%, 6/15/08	10,000,000	8,427
Palm Habor Homes, 3.25%, 5/15/24 (Tender 5/15/11)	6,000,000	4,991
Pixelworks, 1.75%, 5/15/24 (Tender 5/15/11)	2,000,000	1,435
Richardson Electronics, 7.75%, 12/15/11 (3)	10,101,000	9,495
Unisource Energy, 4.50%, 3/1/35 (Tender 3/1/15) (3)(4)	10,000,000	10,291
Total Convertible Bonds (Cost $56,854)		58,878
CORPORATE BONDS 0.2%
Alliance One International, 11.00%, 5/15/12	3,500,000	3,574
Black Hills, 6.50%, 5/15/13	7,000,000	7,060
Gibraltar Industries, 8.00%, 12/1/15	5,000,000	4,913
Total Corporate Bonds (Cost $15,584)		15,547
SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.6%
T. Rowe Price Reserve Investment Fund, 5.37% (1)(5)	444,593,773	444,594
		444,594
U.S. Government Agency Obligations 0.1%
U.S. Treasury Bills, 4.742%, 11/2/06 (6)	5,000,000	4,979
		4,979
Total Short-Term Investments (Cost $449,573)		449,573
Total Investments in Securities
100.4% of Net Assets (Cost $3,516,633)		$5,875,451

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated Company
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$55,180 and represents 0.9% of net assets.
(4)	Restricted Security
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
REIT	Real Estate Investment Trust

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	9/30/06	12/31/05
3-D Systems
Common	$ 154	-	$ 44	$ 24,220	$ 18,900
3-D Systems
Cv. Bond	-	-	207	8,287	7,759
3-D Systems, Cv. Pfd.	-	-	79	-	4,743
Aaron Rents, Class A	1,828	-	27	14,325	11,784
Aaron Rents, Class B	38	1,017	90	48,558	45,735
Aceto	-	1,406	139	12,519	12,597
Advanced Power
Technology	-	-	-	-	5,111
American Vanguard	2,593	-	163	27,692	32,190
Ameron International	143	-	306	34,017	23,236
Atrion	-	-	91	13,045	11,664
Badger Meter	-	-	157	17,240	13,428
Bedford Property
Investors	-	24,346	205	-	21,940
C&D Technologies	712	-	23	12,248	12,399
California Micro
Devices	187	-	-	8,160	10,093
Capital Senior Living	92	116	-	14,430	16,146
Casella Waste
Systems, Class A	94	-	-	18,519	22,830
Cavalier Homes	9,192	-	-	4,944	-
Cavco Industries	15,091	-	-	12,604	-
Centerplate, Equity
Units	-	20,451	1,135	609	17,619
Centerra Gold	-	-	-	**	26,558
Champps
Entertainment
Common	759	-	-	6,445	6,137
Champps
Entertainment
Cv. Bond	-	-	165	3,905	3,550
Champps
Entertainment
Warrants, 12/15/07	-	-	-	0	0
Chromcraft Revington	-	480	-	5,076	7,276
Columbia Equity Trust	275	40	418	15,984	15,234
Comarco	357	-	-	5,893	6,254
Courier	168	-	351	36,278	33,409
CSS Industries	99	-	338	27,916	28,754
Culp	13	374	-	3,885	3,382
Cutter & Buck	-	-	210	9,670	11,170
Cyberoptics	128	-	-	6,468	6,471
Deltic Timber	121	-	154	32,661	35,431
Dixie Group	-	-	-	**	12,215
Dollar Thrifty Auto
Group	478	-	-	56,827	*
Dorman Products †	734	-	-	9,999	8,709
Electro Rent	137	-	-	34,168	29,820
First Republic Bank	-	-	-	**	46,077
Genesee & Wyoming
Class A	-	-	-	**	51,500
Geophysique ADR	-	-	-	**	10,620
GTSI	600	-	-	5,124	3,675
Hancock Fabrics	17	-	-	4,566	6,453
Haverty Furnitures	-	-	-	**	13,876
IMPCO Technologies	-	-	-	**	6,323
Inhibitex	-	744	-	2,601	15,120
Inhibitex, Warrants
11/20/09	-	-	-	0	0
Innkeepers USA	-	-	-	**	32,619
Innospec	32,944	532	108	39,582	-
Insituform
Technologies	691	60	-	40,669	31,926
International
Shipholding	-	-	-	10,643	13,219
International
Shipholding, Cv. Pfd.	-	-	56	1,094	1,258
JLG Industries	-	-	-	**	108,698
JMP Holdings	-	-	-	**	2,400
Kite Realty Group
Trust	4,716	-	917	30,757	23,003
K-Tron	-	-	-	16,205	9,510
Landauer	946	-	762	29,313	25,658
Lesco	-	-	-	4,783	9,011
Lydall	30	-	-	11,528	10,530
Madden Steven				**	8,477
McGrath RentCorp	2,134	-	737	42,240	43,607
Moldflow	-	-	-	**	7,741
Monterey Pasta	699	57	-	3,780	3,444
Nash Finch	2,819	-	363	16,553	*
National Health
Realty	296	-	749	15,010	13,699
Oil-Dri	-	-	-	**	8,579
Penford	-	-	151	12,718	10,248
Preferred Bank	7,644	-	142	20,989	*
ProAssurance	209	-	-	76,803	75,596
Procentury	1,281	-	113	16,875	11,048
Quidel	165	254	-	30,288	23,148
Raven Industries	636	-	573	63,825	60,868
RemedyTemp
Class A	84	7,818	-	-	5,767
Repower Systems	-	877	-	25,393	14,968
Richardson
Electronics	-	-	-	**	5,339
Richardson
Electronics, Cv. Bond	-	-	-	**	9,394
S & K Famous Brands	-	-	1,802	4,075	5,480
SBS Technologies	88	10,528	-	-	9,949
Skyline	871	-	1,338	20,240	18,477
Sonic Innovations	1,231	154	-	5,950	4,965
Southwest Water	91	3,699	115	9,005	16,528
SRI Surgical Express	311	-	-	2,132	2,625
Stanley Furniture	1,244	-	206	19,062	19,464
Startek	-	-	-	**	12,600
Strategic Diagnostics	15	-	-	3,946	3,712
Strategic Hotel
Capital	-	-	-	**	37,575
Strattec Security	114	-	-	10,734	11,221
Synalloy	-	-	-	**	2,564
Tetra Tech	-	-	-	-	7,572
TETRA Technologies	276	1,209	-	96,640	62,307
Transport Corp of
America	-	3,709	-	-	3,455
TransTechnology	46	-	-	6,426	3,656

Valley National Gases	172	382	-	18,727	14,994
Vitran	1,263	-	-	16,187	15,967
Western Water
Common	-	-	-	297	-
Western Water
Common (Delisted)	-	-	-	-	7
Western Water
Cv. Pfd.	-	-	11	-	1
T. Rowe Price
Reserve Investment
Fund, 5.37%	¤	¤	15,212	444,594	342,129
Totals			$ 27,657	$ 1,705,946	$ 1,841,191

‡	Includes dividend income of $27,274 and interest income of $383.
*	The issuer was not considered an affiliated company at December 31, 2005.
**	The issuer was not considered an affiliated company at September 30, 2006.
†	At December 31, 2005, the issuer's name was R & B.
¤	Purchase and sale information not shown for cash management funds.

Open Futures Contracts at September 30, 2006 were as follows:

($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 310 Russell 2000 Index contracts,
$5,000 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	$113,476	$2,543
Net payments (receipts) of variation
margin to date			(3,365)
Variation margin receivable (payable)
on open futures contracts			$(822)

(4) Restricted Securities

Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $30,031 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
3-D Systems, 6.00%, 11/30/13	11/25/03	$4,600
Cougar Biotechnology	4/10/06	400
Cougar Biotechnology, Series A, Cv. Pfd., 4.00%	4/10/06	3,600
European Capital	9/30/05-9/28/06	5,495
Inhibitex, Warrants, 11/20/09	11/10/04	0
JMP Holdings	8/18/04-9/15/05	3,567
Unisource Energy, 4.50%, 3/1/35	2/24/05	10,107
Totals		$27,769

The fund has registration rights for certain restricted securities held as of September 30, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $3,516,633,000. Net unrealized gain aggregated $2,361,362,000 at period-end, of which $2,567,105,000 related to appreciated investments and $205,743,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2006, total realized gain/loss on all affiliated companies was $14,953,000

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006